Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligation
Schedule of Asset Retirement Obligations

The following is a continuity of the Company’s asset retirement obligations:

	December 31, 2025	December 31, 2024
Beginning balance	$5,895,209	$6,247,027
Additions	-	-
Accretion expense	269,386	269,114
Impact of hyperinflation	(133,603)	(174,899)
Currency translation adjustment	140,276	165,667
Change in estimate	240,789	(611,700)
Ending balance	$6,412,057	$5,895,209